Document and Entity Information	Nov. 01, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001517022
Document Type	8-K/A
Document Period End Date	Nov. 01, 2021
Entity Registrant Name	AKEBIA THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36352
Entity Tax Identification Number	20-8756903
Entity Address, Address Line One	245 First Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	871-2098
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	AKBA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 1, 2021, Akebia Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial 8-K”) disclosing that on and effective November 1, 2021, the Board of Directors of the Company (the “Board”) increased the Board’s size from eight to nine directors and elected Ron Frieson as a Class I director. At the time of filing the Initial 8-K, the Board had not made a determination regarding any committee assignments for Mr. Frieson. This Current Report on Form 8-K/A amends the Initial 8-K to disclose that on and effective December 10, 2021, upon the recommendation of the Nominating and Corporate Governance Committee of the Board (the “NCG Committee”), the Board increased the size of the NCG Committee from three members to four members and appointed Mr. Frieson as a member of the NCG Committee.